May 7, 1998

       STEPHEN E. ROTH

 DIRECT LINE: (202) 383-0158

 Internet: sroth@sablaw.com











VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Life of Virginia Separate Account III -
                           File No. 33-12470)

Commissioners:

                  On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 1997 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

                  If you have any questions regarding this certification, please call the undersigned at (202) 383-0158.

                                                     Sincerely,

                                                     /s/ Stephen E. Roth
                                                     -------------------
                                                     Stephen E. Roth

cc:      Linda L. Lanam
         Pamela K. Ellis